Summary of significant accounting policies (Details 2) - shares	3 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Jun. 30, 2017	Jun. 30, 2016
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Common stock equivalents	1,277,632	631,697	772,165	631,697
Employee Stock Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Common stock equivalents	675,000	160,000	160,000	160,000
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Common stock equivalents	602,632	471,697	612,165	471,697